PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 21, 2022 $ / shares shares	Nov. 30, 2024 shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Apr. 29, 2026 $ / shares	Dec. 31, 2024 shares
Schedule of Partnership Units [Line Items]
Quarterly distribution (usd per unit) | $ / shares									$ 0.455
Increase in distribution compared to prior year									6.00%
Limited partners’ capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled | $					$ 113.0
Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			293,000,000		293,000,000	293,000,000		293,000,000		293,000,000
Number of shares issued (in shares)	293,000,000
Perpetual subordinated notes | Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)	12,000,000
Shares issued during period, price per share (dollars per share) | $ / shares	$ 25
Perpetual subordinated notes | Series 14 Preferred Units
Schedule of Partnership Units [Line Items]
Preferred stock, dividend rate	5.125%
Preferred unitholders capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			33,922,785		33,922,785	33,922,785		33,922,785		43,901,312
Repurchased and cancelled (in shares)					0			(9,978,527)
Preferred unitholders capital | Series 1 Preferred Units
Schedule of Partnership Units [Line Items]
Repurchase of preferred equity | $					$ 90.0			$ 90.0
Gain on redemption of equity instruments | $					$ 6.0			$ 2.0
Limited Partners | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)			457,600,000	461,300,000	458,700,000		461,600,000
Stock issued during period, dividend reinvestment plan (in shares)					200,000		200,000
Dividend reinvestment plan, proceeds | $					$ 6.0		$ 5.0
Number of shares outstanding (in shares)			457,708,454		457,708,454	457,708,454		460,488,788		461,855,350
Repurchased and cancelled (in shares)					(2,982,920)			(1,877,183)
Number of shares issued (in shares)					164,207			330,047
General partner | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)			2,400,000	2,400,000	2,400,000		2,400,000
Number of shares outstanding (in shares)			2,400,631		2,400,631	2,400,631		2,400,631		2,400,631
Non-controlling Interest - Class A Preferred Units
Schedule of Partnership Units [Line Items]
Repurchase, authorized percentage		5.00%
Number of shares outstanding (in shares)		23,062,017
Number of shares issued (in shares)		23,062,017
Maximum percentage for public float		10.00%
Non-controlling interest - exchange BIPC LP units, equity | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Conversions (less than) (in shares)					100,000		100,000
Conversions (less than) | $					$ 1.0		$ 1.0
BIPC exchangeable shares and class A.2 exchangeable shares | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			136,018,175		136,018,175	136,018,175		132,994,956		132,051,909
Number of shares issued (in shares)					2,982,920			833,272
BIPC At The Market Program
Schedule of Partnership Units [Line Items]
Average prices ( in dollars per share) | (per share)					$ 47.27	$ 64.47
Gross proceeds from issuances | $					$ 141.0
Net proceeds from issuances | $					139.0
Agent commission costs | $					$ 2.0
Non-controlling interest - exchange LP units, equity | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			5,369,125		5,369,125	5,369,125		5,447,803		5,738,152
Conversions (less than) (in shares)					78,678			290,349
Conversions (less than) | $					$ 1.0		$ 1.0	$ 4.0
Exchange LP unit conversion (less than) (in shares)					100,000		100,000